Retirement plans - Expense recognized in other comprehensive income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Employee Benefits [Abstract]
Actuarial gain (loss)	$ (726)	$ 7,499